CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net (loss) income	$ (91,000,000)	$ (114,000,000)	$ (475,000,000)	$ (619,000,000)	$ 138,000,000
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	93,000,000	(43,000,000)	2,000,000	(159,000,000)	23,000,000
Net Cash Used In Operating Activities	(154,000,000)	(114,000,000)	(512,000,000)	(250,000,000)	227,000,000
Cash Flows From Investing Activities:
Net Cash Used In Investing Activities	(21,000,000)	(62,000,000)	(27,000,000)	(47,000,000)	(87,000,000)
Cash Flows From Financing Activities:
Payment of offering costs	(4,000,000)		(10,000,000)
Net Cash Provided By Financing Activities	(7,000,000)	89,000,000	478,000,000	384,000,000	(65,000,000)
Net change in cash	(185,000,000)	(90,000,000)	(68,000,000)	94,000,000	76,000,000
Cash at beginning of period	525,000,000	593,000,000	593,000,000	499,000,000	423,000,000
Cash at end of period	340,000,000	503,000,000	525,000,000	593,000,000	499,000,000
Apollo Strategic Growth Capital
Cash Flows From Operating Activities:
Net (loss) income	(5,326,469)	20,283,146	6,199,890	(19,641,760)	(1,853)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Investment income earned on investment held in Trust Account	(321,889)	(141,517)	(371,004)	(175,533)
Formation and organization costs paid by related parties				27,607	3,707
Costs associated with warrant liabilities				2,344,508
Change in fair value of derivative warrant liabilities	4,154,752	(24,785,058)	(18,698,777)	16,889,088
Changes in operating assets and liabilities:
Prepaid expenses	159,722	150,174	629,340	(1,123,401)	(1,854)
Accounts payable and accrued expenses	(965,529)	4,138,691	6,179,734	(761,757)
Advances from Related Parties	2,218,378		2,035,989
Net Cash Used In Operating Activities	(81,035)	(354,564)	(4,024,828)	(2,441,248)
Cash Flows From Investing Activities:
Cash deposited into Trust Account				(816,810,000)
Net Cash Used In Investing Activities				(816,810,000)
Cash Flows From Financing Activities:
Proceeds from sale of Units in Public Offering				816,810,000
Proceeds from sale of Private Placement Warrants				18,336,200
Payment of underwriter commissions				(16,336,200)
Payment of offering costs				(800,880)
Proceeds from Sponsor note		800,000	4,300,000	1,500,000
Repayment of advances from Sponsor		371,767	371,767
Net Cash Provided By Financing Activities		428,233	3,928,233	819,509,120
Net change in cash	(81,035)	73,669	(96,595)	257,872
Cash at beginning of period	161,277	257,872	257,872
Cash at end of period	$ 80,242	$ 331,541	$ 161,277	257,872
Supplemental disclosure of non-cash financing activities:
Deferred underwriters' commissions charged to temporary equity in connection with the Public Offering				28,588,350
Deferred offering costs paid by related party				$ 345,910	3,707
Accrued offering costs which were charged to temporary equity					$ 1,144,924